Marketable Securities	9 Months Ended
Sep. 30, 2020
Categories of current financial assets [abstract]
Marketable Securities
Note 8—Marketable Securities
Marketable securities are measured at amortized cost, and fair values are determined based on quoted market prices (Level 1 in the fair value hierarchy).
The composition of the portfolio and its fair values are specified in following table:

	Carrying amount	Fair value
	(EUR’000)
September 30, 2020
Marketable securities
U.S. Treasury bills	118,294	118,304
Commercial papers	24,240	24,239
Corporate bonds	44,285	44,424
Agency bonds	7,252	7,259

Total marketable securities	194,071	194,226

Classified based on maturity profiles
Non-current assets	27,728	27,811
Current assets	166,343	166,415

Total marketable securities	194,071	194,226

The Company’s marketable securities are all denominated in U.S. Dollars and have a weighted average duration o
f
3.0 and 20.2 months, for current and non-current positions, respectively. The entire portfolio of marketable securities has a weighted average duration on 5.5 months.
All marketable securities have investment grade ratings, and accordingly, the risk from probability of default is low. The risk of expected credit loss over marketable securities has been considered, including the hypothetical impact arising from the probability of default considering in conjunction with the expected loss given default from securities with similar credit rating and attributes. This assessment did not reveal a material expected credit loss, and accordingly
,
no provision for expected credit loss has been recognized.